ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Jun. 30, 2018
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Loss

The following tables present the changes in accumulated other comprehensive loss by component for the three years ended June 30, 2018, 2017, and 2016.

	Unrealized Gains and Losses on Available- for-sale Securities	Unrealized Gains and Losses on Held-to- maturity Securities	Total
	(Dollars in Thousands – net of tax)
Balance – June 30, 2015	$(35)	$(426)	$(461)
Other comprehensive income before reclassifications	133	110	243
Amounts reclassified from accumulated other comprehensive loss	(20)	—	(20)

Net current-period other comprehensive income	113	110	223

Balance – June 30, 2016	78	(316)	(238)
Other comprehensive income (loss), before reclassifications	(34)	84	50
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	—

Net current-period other comprehensive income (loss)	(34)	84	50

Balance – June 30, 2017	44	(232)	(188)
Other comprehensive income (loss), before reclassifications	(76)	82	6
Amounts reclassified from accumulated other comprehensive income (loss)	(2)	11	9

Net current-period other comprehensive income (loss)	(78)	93	15

Reclassification for the change in corporate tax rate	24	(39)	(15)
Balance – June 30, 2018	$(10)	$(178)	$(188)

Schedule of Amounts Reclassified out of Accumulated Other Comprehensive Loss

The following table presents the amounts reclassified out of accumulated other comprehensive loss.

	Amount Reclassified from Accumulated Other Comprehensive Loss (a)
Details About Accumulated Other Comprehensive Income (Loss) Components:	2018	2017	2016	Affected Line Item in the Statement Where Net Income is Presented
	(Dollars in Thousands)
Unrealized gains and losses on available-for-sale securities	$2	$—	$31	Investment securities gains
Other than temporary impairment losses on held to maturity securities	(14)	—	—	Net impairment losses recognized in earnings
Tax effect	3	—	(11)	Income tax expense

Total reclassifications for the period	$(9)	$—	$20	Net of tax

(a)	Amounts in parenthesis indicate expenses and other amounts indicate income.